Provisions and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

(in thousands of USD)	Onerous contract	Total

Balance at January 1, 2018	—	—

Assumed in a business combination (Note 24)	5,303	5,303
Provisions used during the year	(38)	(38)
Balance at December 31, 2018	5,265	5,265

Non-current	4,288	4,288
Current	977	977
Total	5,265	5,265